Deposits and Other Current Assets, Net	6 Months Ended
Jun. 30, 2025
Deposits and Other Current Assets, Net [Abstract]
Deposits and Other Current Assets, Net

10. Deposits and Other Current Assets, Net

As of June 30, 2025 and December 31, 2024, deposits and other current assets, net consisted of the following balances:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Trade deposits	$913,950	$530,691
Tax recoverable	24,585	18,891
Other assets	13,915	779
Less: allowance for expected credit losses	(2)	(2)
Deposits and other current assets, net	$952,448	$550,359

The movement of allowances for expected credit losses is as follow:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$2	$2
Provision for expected credit losses	—	—
Balance at the end of the period/year	$2	$2